Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank and Other Borrowings [Abstract]
Short-term bank and other borrowings	$ 417	$ 424
Total borrowings	$ 417	$ 424